Investments - AFS Securities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance	$ 0	$ 1	$ 0
Credit losses on fixed maturities where an allowance was not previously recorded	0	0	1
Write-offs charged against the allowance			(1)
ACL, ending balance	0	1	0
Available-for-sale, amortized cost	20,986		18,689
Allowance for credit loss	0	$ 1	0
Gross Unrealized Gains	93		3
Gross Unrealized Losses	(108)		(3,309)
Fixed maturities, AFS	20,971		15,383
Amortized Cost
One year or less	341		445
Over one year through five years	2,904		2,392
Over five years through ten years	5,248		4,438
Over ten years	8,125		8,209
Subtotal	16,618		15,484
Mortgage-backed, CLOs and ABS	4,368		3,205
Available-for-sale, amortized cost	20,986		18,689
Fair Value
One year or less	341		437
Over one year through five years	2,890		2,214
Over five years through ten years	5,241		3,732
Over ten years	8,151		6,140
Subtotal	16,623		12,523
Mortgage-backed, CLOs and ABS	4,348		2,860
Fixed maturities, AFS	20,971		15,383
Fixed maturities, AFS
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	9,016		10,249
AFS, Less Than 12 Months, Unrealized Losses	(108)		(2,251)
AFS, 12 Months or More, Fair Value	0		4,931
AFS, Less Than 12 Months, Unrealized Losses	0		(1,058)
AFS, Fair Value	9,016		15,180
AFS, Unrealized Losses	(108)		(3,309)
ABS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	260		276
Allowance for credit loss	0		0
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(2)		(22)
Fixed maturities, AFS	258		254
Amortized Cost
Available-for-sale, amortized cost	260		276
Fair Value
Fixed maturities, AFS	258		254
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	252		96
AFS, Less Than 12 Months, Unrealized Losses	(2)		(5)
AFS, 12 Months or More, Fair Value	0		162
AFS, Less Than 12 Months, Unrealized Losses	0		(17)
AFS, Fair Value	252		258
AFS, Unrealized Losses	(2)		(22)
CLOs
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	945		703
Allowance for credit loss	0		0
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(1)		(27)
Fixed maturities, AFS	944		676
Amortized Cost
Available-for-sale, amortized cost	945		703
Fair Value
Fixed maturities, AFS	944		676
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	751		644
AFS, Less Than 12 Months, Unrealized Losses	(1)		(27)
AFS, 12 Months or More, Fair Value	0		11
AFS, Less Than 12 Months, Unrealized Losses	0		0
AFS, Fair Value	751		655
AFS, Unrealized Losses	(1)		(27)
CMBS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	2,345		1,724
Allowance for credit loss	0		0
Gross Unrealized Gains	4		1
Gross Unrealized Losses	(14)		(211)
Fixed maturities, AFS	2,335		1,514
Amortized Cost
Available-for-sale, amortized cost	2,345		1,724
Fair Value
Fixed maturities, AFS	2,335		1,514
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	961		819
AFS, Less Than 12 Months, Unrealized Losses	(14)		(102)
AFS, 12 Months or More, Fair Value	0		682
AFS, Less Than 12 Months, Unrealized Losses	0		(109)
AFS, Fair Value	961		1,501
AFS, Unrealized Losses	(14)		(211)
Corporate
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	13,380		12,565
Allowance for credit loss	0		0
Gross Unrealized Gains	50		2
Gross Unrealized Losses	(73)		(2,326)
Fixed maturities, AFS	13,357		10,241
Amortized Cost
Available-for-sale, amortized cost	13,380		12,565
Fair Value
Fixed maturities, AFS	13,357		10,241
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	5,788		6,659
AFS, Less Than 12 Months, Unrealized Losses	(73)		(1,544)
AFS, 12 Months or More, Fair Value	0		3,412
AFS, Less Than 12 Months, Unrealized Losses	0		(782)
AFS, Fair Value	5,788		10,071
AFS, Unrealized Losses	(73)		(2,326)
Foreign governments
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	365		377
Allowance for credit loss	0		0
Gross Unrealized Gains	1		0
Gross Unrealized Losses	(4)		(62)
Fixed maturities, AFS	362		315
Amortized Cost
Available-for-sale, amortized cost	365		377
Fair Value
Fixed maturities, AFS	362		315
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	173		185
AFS, Less Than 12 Months, Unrealized Losses	(4)		(41)
AFS, 12 Months or More, Fair Value	0		128
AFS, Less Than 12 Months, Unrealized Losses	0		(21)
AFS, Fair Value	173		313
AFS, Unrealized Losses	(4)		(62)
Municipal bonds
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	1,452		1,309
Allowance for credit loss	0		0
Gross Unrealized Gains	10		0
Gross Unrealized Losses	(6)		(269)
Fixed maturities, AFS	1,456		1,040
Amortized Cost
Available-for-sale, amortized cost	1,452		1,309
Fair Value
Fixed maturities, AFS	1,456		1,040
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	337		859
AFS, Less Than 12 Months, Unrealized Losses	(6)		(219)
AFS, 12 Months or More, Fair Value	0		180
AFS, Less Than 12 Months, Unrealized Losses	0		(50)
AFS, Fair Value	337		1,039
AFS, Unrealized Losses	(6)		(269)
RMBS
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	818		503
Allowance for credit loss	0		0
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(7)		(86)
Fixed maturities, AFS	811		417
Amortized Cost
Available-for-sale, amortized cost	818		503
Fair Value
Fixed maturities, AFS	811		417
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	537		123
AFS, Less Than 12 Months, Unrealized Losses	(7)		(20)
AFS, 12 Months or More, Fair Value	0		293
AFS, Less Than 12 Months, Unrealized Losses	0		(66)
AFS, Fair Value	537		416
AFS, Unrealized Losses	(7)		(86)
U.S. Treasuries
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
ACL, beginning balance			0
ACL, ending balance	0		0
Available-for-sale, amortized cost	1,421		1,232
Allowance for credit loss	0		0
Gross Unrealized Gains	28		0
Gross Unrealized Losses	(1)		(306)
Fixed maturities, AFS	1,448		926
Amortized Cost
Available-for-sale, amortized cost	1,421		1,232
Fair Value
Fixed maturities, AFS	1,448		926
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss [Abstract]
AFS, Less Than 12 Months, Fair Value	217		864
AFS, Less Than 12 Months, Unrealized Losses	(1)		(293)
AFS, 12 Months or More, Fair Value	0		63
AFS, Less Than 12 Months, Unrealized Losses	0		(13)
AFS, Fair Value	217		927
AFS, Unrealized Losses	$ (1)		$ (306)